Acquisitions - Summary of Transaction Costs (Details) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Business Combinations [Abstract]
Transaction Costs	$ 0	$ 65
Integration Related Costs	29	66
Severance Payments	16	171
Total transaction costs	$ 45	$ 302